EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Net Income Loss Per Share Disclosure [Abstract]
SCHEDULE OF EPS - BASIC AND DILUTED
The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:
	For the Years Ended
	December 31,	December 31,	December 31,
	2017	2016	2015
	USD	USD	USD
Net income attributable to China Biologic Products Holdings, Inc.	67,943,035	104,779,307	89,042,703
Earnings allocated to participating nonvested shares	(2,188,633)	(2,987,429)	(2,070,762)
Net income used in basic and diluted earnings per ordinary share	65,754,402	101,791,878	86,971,941

Weighted average shares used in computing basic earnings per ordinary share	27,361,561	26,848,445	25,599,153
Diluted effect of stock option	244,062	400,699	968,213
Weighted average shares used in computing diluted earnings per ordinary share	27,605,623	27,249,144	26,567,366

Basic earnings per ordinary share	2.40	3.79	3.40
Diluted earnings per ordinary share	2.38	3.74	3.27